JPMORGAN TRUST I

270 Park Avenue

New York, New York 10017

December 20, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust I (the “Trust”) on behalf of
JPMorgan Global Allocation Fund and JPMorgan Income Builder Fund
(the “Funds”)
File No. 811-21295 and 333-103022

Ladies and Gentlemen:

We hereby submit for filing via EDGAR on behalf of JPMorgan Trust I pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), and under the Investment Company Act of 1940, as amended (the “1940 Act”), Post – Effective Amendment No. 576 (Amendment No. 577 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

The purpose of this filing is to update the investment strategy disclosure of the JPMorgan Global Allocation Fund and the JPMorgan Income Builder Fund to reflect that the Funds may invest in both affiliated and unaffiliated ETFs as part of their principal investment strategy. We do not believe that the changes made in this Amendment related to the JPMorgan Systematic Alpha Fund included in the prospectuses or the SAI are material and so we have not included the fund or class codes in the submission on EDGAR. The various tables in the Funds’ prospectuses and statements of additional information will be updated in the Rule 485b filing to reflect updated numbers.

If you have any questions, please call the undersigned at (212) 270-6803.

Very truly yours,

/s/ Zach Vonnegut-Gabovitch
Zach Vonnegut-Gabovitch
Assistant Secretary